Revenue from contracts with customers and trade receivables (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Revenue	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Global Generics
Statement [Line Items]
Revenue	[1]	154,404		138,123	122,903
Pharmaceutical Services and Active Ingredient
Statement [Line Items]
Revenue		31,982		25,747	24,140
Proprietary products
Statement [Line Items]
Revenue		523		7,949	4,750
Others
Statement [Line Items]
Revenue		₨ 2,813		₨ 2,781	₨ 2,058

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).